LEASE LIABILITIES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Leases [Abstract]
2026	$ 1,536,201
2027	1,582,287
2028	1,629,756
2029	1,678,649
Thereafter	10,090,378
Total undiscounted lease liabilities	16,517,271	$ 15,999,875	$ 16,218,421
Effects of discounting	(6,215,216)
Total present value of minimum lease payments	10,302,055
Current portion of lease liability	530,931	387,400	374,548
Lease liability	$ 9,771,124	$ 9,120,396	$ 9,192,588